Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Net Loss	$ (4,381)	$ (12,354)	$ (17,590)
Weighted average number of common shares outstanding - basic and diluted	325,483,780	282,306,312	254,387,482
Net loss per share - basic and diluted	$ (0.013)	$ (0.044)	$ (0.069)